Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net earnings	$ 2,926	$ 2,892
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	94	209
Depreciation and amortization	4,723	4,609
Post-employment benefit plans cost	198	286
Net interest expense	1,124	1,063
Impairment of assets	279	197
(Gains) losses on investments	(24)	6
Income taxes	967	1,044
Contributions to post-employment benefit plans	(140)	(282)
Payments under other post-employment benefit plans	(64)	(65)
Severance and other costs paid	(129)	(208)
Interest paid	(1,197)	(1,080)
Income taxes paid (net of refunds)	(749)	(913)
Acquisition and other costs paid	(10)	(35)
Change in contract assets	(59)	278
Change in wireless device financing plan receivables	22	(365)
Net change in operating assets and liabilities	404	372
Cash flows from operating activities	8,365	8,008
Cash flows used in investing activities
Capital expenditures	(5,133)	(4,852)
Business acquisitions	(429)	(12)
Business dispositions	52	0
Spectrum licences	(3)	(2,082)
Other investing activities	(4)	(72)
Cash flows used in investing activities	(5,517)	(7,018)
Cash flow used in financing activities
Increase in notes payable	111	351
Increase (decrease) in securitized receivables	700	(150)
Issue of long-term debt	1,951	4,985
Repayment of long-term debt	(2,023)	(2,751)
Issue of common shares	171	261
Purchase of shares for settlement of share-based payments	(255)	(297)
Repurchase of preferred shares	(125)	0
Cash dividends paid on common shares	(3,312)	(3,132)
Cash dividends paid on preferred shares	(136)	(125)
Cash dividends paid by subsidiaries to non-controlling interest	(39)	(86)
Other financing activities	(31)	19
Cash flow used in financing activities	(2,988)	(925)
Net (decrease) increase in cash	(190)	65
Cash at beginning of year	289	224
Cash at end of year	99	289
Net increase in cash equivalents	50	0
Cash equivalents at beginning of year	0	0
Cash equivalents at end of year	$ 50	$ 0